Income Tax - Schedule Of Expiration Of Unused Tax Losses (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of income tax [Line Items]
Tax losses expire	$ 1,513,723
2024-2026
Disclosure of income tax [Line Items]
Tax losses expire	68,821
2027-2029
Disclosure of income tax [Line Items]
Tax losses expire	289,608
Later
Disclosure of income tax [Line Items]
Tax losses expire	$ 1,155,294